Quarterly Holdings Report
for
Fidelity® Emerging Markets Debt Local Currency Central Fund
March 31, 2026
MDL-NPRT1-0526
1.9899758.105
Foreign Government and Government Agency Obligations - 80.5%
		Principal Amount (a)	Value ($)
BRAZIL - 7.9%
Brazilian Federative Republic 10% 1/1/2027	BRL	33,000,000	6,207,668
Brazilian Federative Republic 10% 1/1/2029	BRL	23,000,000	4,094,135
Brazilian Federative Republic 10% 1/1/2031	BRL	29,500,000	4,976,205
Brazilian Federative Republic 10% 1/1/2033	BRL	18,500,000	2,995,109
Brazilian Federative Republic 10% 1/1/2035	BRL	18,750,000	2,943,617
Brazilian Federative Republic Treasury Bills 0% 1/1/2029 (d)	BRL	32,500,000	4,412,881
Brazilian Federative Republic Treasury Bills 0% 1/1/2030 (d)	BRL	41,250,000	4,918,090
Brazilian Federative Republic Treasury Bills 0% 1/1/2032 (d)	BRL	17,250,000	1,576,273
Brazilian Federative Republic Treasury Bills 0% 7/1/2026 (d)	BRL	40,750,000	7,617,836
Brazilian Federative Republic Treasury Bills 0% 7/1/2027 (d)	BRL	24,500,000	4,031,975
Brazilian Federative Republic Treasury Bills 0% 7/1/2028 (d)	BRL	29,250,000	4,236,996
TOTAL BRAZIL			48,010,785
CHILE - 1.4%
Chilean Republic 4.7% 9/1/2030 (b)(c)	CLP	885,000,000	930,607
Chilean Republic 5% 3/1/2035	CLP	3,320,000,000	3,434,011
Chilean Republic 5.3% 11/1/2037 (b)(c)	CLP	725,000,000	757,499
Chilean Republic 6% 1/1/2043	CLP	225,000,000	250,879
Chilean Republic 6% 4/1/2033 (b)(c)	CLP	2,635,000,000	2,920,701
TOTAL CHILE			8,293,697
CHINA - 4.6%
Peoples Republic of China 1.63% 10/25/2030	CNY	21,500,000	3,127,272
Peoples Republic of China 1.78% 9/15/2032	CNY	57,000,000	8,315,429
Peoples Republic of China 1.88% 4/25/2055	CNY	22,250,000	2,934,658
Peoples Republic of China 2.04% 11/25/2034	CNY	23,000,000	3,408,724
Peoples Republic of China 2.49% 5/25/2044	CNY	10,000,000	1,492,264
Peoples Republic of China 2.57% 5/20/2054	CNY	9,250,000	1,393,748
Peoples Republic of China 2.68% 5/21/2030	CNY	9,000,000	1,369,130
Peoples Republic of China 2.88% 2/25/2033	CNY	19,750,000	3,101,002
Peoples Republic of China 3.12% 10/25/2052	CNY	12,000,000	1,992,584
Peoples Republic of China 3.81% 9/14/2050	CNY	5,050,000	925,956
TOTAL CHINA			28,060,767
COLOMBIA - 4.0%
Colombian Republic 11% 8/22/2029	COP	3,500,000,000	881,276
Colombian Republic 11.5% 7/25/2046	COP	10,150,000,000	2,460,104
Colombian Republic 11.75% 1/24/2035	COP	5,000,000,000	1,231,320
Colombian Republic 12.75% 11/28/2040	COP	7,250,000,000	1,914,309
Colombian Republic 13.25% 2/9/2033	COP	5,250,000,000	1,404,355
Colombian Republic 5.75% 11/3/2027	COP	12,500,000,000	3,019,604
Colombian Republic 6% 4/28/2028	COP	18,350,000,000	4,311,025
Colombian Republic 7% 3/26/2031	COP	3,250,000,000	677,884
Colombian Republic 7% 6/30/2032	COP	11,800,000,000	2,344,807
Colombian Republic 7.25% 10/18/2034	COP	17,050,000,000	3,251,713
Colombian Republic 7.25% 10/26/2050	COP	8,450,000,000	1,336,971
Colombian Republic 9.25% 5/28/2042	COP	6,925,000,000	1,405,538
TOTAL COLOMBIA			24,238,906
CZECH REPUBLIC - 4.1%
Czech Republic 0.95% 5/15/2030 (c)	CZK	130,750,000	5,365,813
Czech Republic 1.2% 3/13/2031	CZK	174,380,000	7,027,908
Czech Republic 1.5% 4/24/2040	CZK	12,000,000	364,309
Czech Republic 1.95% 7/30/2037	CZK	32,500,000	1,136,137
Czech Republic 2% 10/13/2033	CZK	122,000,000	4,742,350
Czech Republic 2.75% 7/23/2029	CZK	45,000,000	2,017,178
Czech Republic 3.5% 5/30/2035	CZK	16,000,000	681,626
Czech Republic 3.6% 6/3/2036	CZK	40,090,000	1,690,887
Czech Republic 4.5% 11/11/2032	CZK	27,250,000	1,269,742
Czech Republic 5.5% 12/12/2028	CZK	12,500,000	606,322
TOTAL CZECH REPUBLIC			24,902,272
DOMINICAN REPUBLIC - 0.3%
Dominican Republic 10.75% 6/1/2036 (c)	DOP	54,800,000	948,989
Dominican Republic 13.625% 2/3/2033 (b)	DOP	17,000,000	330,053
Dominican Republic 9.75% 6/5/2026 (c)	DOP	40,000,000	663,264
TOTAL DOMINICAN REPUBLIC			1,942,306
EGYPT - 0.3%
Arab Republic of Egypt 14.556% 10/13/2027	EGP	7,000,000	111,338
Arab Republic of Egypt 16.1% 5/7/2029	EGP	2,500,000	39,263
Arab Republic of Egypt Treasury Bills 0% 7/14/2026 (d)	EGP	103,000,000	1,769,908
TOTAL EGYPT			1,920,509
HUNGARY - 1.8%
Hungary Government 2% 5/23/2029	HUF	755,000,000	1,950,634
Hungary Government 2.25% 4/20/2033	HUF	165,000,000	363,563
Hungary Government 2.25% 6/22/2034	HUF	125,000,000	263,381
Hungary Government 3% 10/27/2038	HUF	515,000,000	1,027,242
Hungary Government 3% 8/21/2030	HUF	450,000,000	1,146,088
Hungary Government 3.25% 10/22/2031	HUF	400,000,000	991,734
Hungary Government 4.75% 11/24/2032	HUF	240,000,000	629,532
Hungary Government 6.75% 10/22/2028	HUF	1,179,250,000	3,512,415
Hungary Government 7% 10/24/2035	HUF	400,000,000	1,186,950
TOTAL HUNGARY			11,071,539
INDIA - 7.0%
Republic of India 6.33% 5/5/2035	INR	125,000,000	1,285,049
Republic of India 6.54% 1/17/2032	INR	280,000,000	2,931,983
Republic of India 6.67% 12/17/2050	INR	362,000,000	3,460,766
Republic of India 6.79% 10/7/2034	INR	774,750,000	8,147,175
Republic of India 7.1% 4/8/2034	INR	115,000,000	1,231,882
Republic of India 7.17% 4/17/2030	INR	336,500,000	3,642,771
Republic of India 7.18% 7/24/2037	INR	690,000,000	7,359,298
Republic of India 7.18% 8/14/2033	INR	120,000,000	1,291,821
Republic of India 7.26% 2/6/2033	INR	135,000,000	1,465,972
Republic of India 7.26% 8/22/2032	INR	306,000,000	3,322,100
Republic of India 7.3% 6/19/2053	INR	471,000,000	4,773,329
Republic of India 7.32% 11/13/2030	INR	241,000,000	2,622,194
Republic of India 7.38% 6/20/2027	INR	100,000,000	1,087,864
TOTAL INDIA			42,622,204
INDONESIA - 8.0%
Indonesia Government 6.375% 4/15/2032	IDR	87,000,000,000	5,026,180
Indonesia Government 6.5% 2/15/2031	IDR	77,250,000,000	4,521,058
Indonesia Government 6.5% 7/15/2030	IDR	49,750,000,000	2,917,628
Indonesia Government 6.625% 2/15/2034	IDR	62,250,000,000	3,616,111
Indonesia Government 6.75% 7/15/2035	IDR	42,300,000,000	2,467,490
Indonesia Government 6.875% 4/15/2029	IDR	51,000,000,000	3,025,188
Indonesia Government 7% 9/15/2030	IDR	43,000,000,000	2,566,119
Indonesia Government 7.125% 6/15/2038	IDR	46,500,000,000	2,779,043
Indonesia Government 7.125% 6/15/2042	IDR	32,000,000,000	1,907,441
Indonesia Government 7.125% 6/15/2043	IDR	14,100,000,000	842,152
Indonesia Government 7.125% 8/15/2040	IDR	87,754,000,000	5,226,807
Indonesia Government 7.5% 4/15/2040	IDR	32,700,000,000	2,003,561
Indonesia Government 7.5% 8/15/2032	IDR	43,000,000,000	2,606,337
Indonesia Government 8.25% 5/15/2029	IDR	67,500,000,000	4,159,047
Indonesia Government 8.25% 5/15/2036	IDR	15,750,000,000	1,013,086
Indonesia Government 8.375% 3/15/2034	IDR	33,300,000,000	2,128,722
Indonesia Government 8.375% 4/15/2039	IDR	19,750,000,000	1,297,375
TOTAL INDONESIA			48,103,345
MALAYSIA - 4.7%
Malaysia Government 3.582% 7/15/2032	MYR	5,500,000	1,361,043
Malaysia Government 3.757% 5/22/2040	MYR	13,750,000	3,326,726
Malaysia Government 3.828% 7/5/2034	MYR	15,650,000	3,907,591
Malaysia Government 4.054% 4/18/2039	MYR	4,500,000	1,124,705
Malaysia Government 4.065% 6/15/2050	MYR	7,250,000	1,781,595
Malaysia Government 4.18% 5/16/2044	MYR	12,250,000	3,092,104
Malaysia Government 4.457% 3/31/2053	MYR	3,250,000	846,348
Malaysia Government 4.642% 11/7/2033	MYR	19,500,000	5,136,269
Malaysia Government 4.696% 10/15/2042	MYR	14,100,000	3,787,551
Malaysia Government 4.736% 3/15/2046	MYR	3,250,000	875,072
Malaysia Government 4.762% 4/7/2037	MYR	8,250,000	2,209,814
Malaysia Government 4.893% 6/8/2038	MYR	4,000,000	1,083,724
TOTAL MALAYSIA			28,532,542
MEXICO - 9.6%
United Mexican States 10% 11/20/2036	MXN	5,000,000	291,199
United Mexican States 7% 9/3/2026	MXN	27,500,000	1,534,790
United Mexican States 7.5% 5/26/2033	MXN	102,400,000	5,214,556
United Mexican States 7.5% 6/3/2027	MXN	161,850,000	9,041,795
United Mexican States 7.75% 11/13/2042	MXN	169,350,000	7,842,394
United Mexican States 7.75% 11/23/2034	MXN	178,500,000	9,104,043
United Mexican States 8% 7/31/2053	MXN	113,200,000	5,220,017
United Mexican States 8.5% 11/18/2038	MXN	16,000,000	819,442
United Mexican States 8.5% 2/28/2030	MXN	66,250,000	3,669,541
United Mexican States 8.5% 5/31/2029	MXN	265,000,000	14,754,100
TOTAL MEXICO			57,491,877
PERU - 1.9%
Peruvian Republic 5.35% 8/12/2040	PEN	1,850,000	444,688
Peruvian Republic 5.4% 8/12/2034	PEN	5,350,000	1,456,649
Peruvian Republic 6.15% 8/12/2032	PEN	13,500,000	4,045,141
Peruvian Republic 6.85% 8/12/2035 (b)(c)	PEN	6,000,000	1,748,973
Peruvian Republic 6.9% 8/12/2037	PEN	3,750,000	1,067,531
Peruvian Republic 6.95% 8/12/2031	PEN	1,750,000	544,486
Peruvian Republic 7.3% 8/12/2033 (b)(c)	PEN	1,500,000	471,159
Peruvian Republic 7.6% 8/12/2039 (b)(c)	PEN	6,500,000	1,933,694
TOTAL PERU			11,712,321
POLAND - 6.8%
Republic of Poland 1.25% 10/25/2030	PLN	32,550,000	7,388,351
Republic of Poland 1.75% 4/25/2032	PLN	36,250,000	7,908,827
Republic of Poland 2.75% 4/25/2028	PLN	18,000,000	4,682,500
Republic of Poland 4.5% 7/25/2030	PLN	21,750,000	5,707,749
Republic of Poland 5% 1/25/2030	PLN	23,500,000	6,317,532
Republic of Poland 5% 10/25/2034	PLN	9,000,000	2,306,919
Republic of Poland 5% 10/25/2035	PLN	11,850,000	2,989,075
Republic of Poland 6% 10/25/2033	PLN	13,500,000	3,715,528
TOTAL POLAND			41,016,481
ROMANIA - 4.8%
Romanian Republic 3.25% 6/24/2026	RON	8,000,000	1,800,950
Romanian Republic 3.65% 9/24/2031	RON	3,000,000	575,425
Romanian Republic 4.25% 4/28/2036	RON	2,000,000	360,210
Romanian Republic 4.75% 10/11/2034	RON	7,750,000	1,487,803
Romanian Republic 4.85% 7/25/2029	RON	14,500,000	3,092,557
Romanian Republic 5% 2/12/2029	RON	29,250,000	6,322,789
Romanian Republic 5.8% 7/26/2027	RON	3,750,000	841,649
Romanian Republic 6.7% 2/25/2032	RON	3,250,000	716,634
Romanian Republic 6.85% 7/29/2030	RON	17,250,000	3,882,770
Romanian Republic 7.2% 10/30/2033	RON	14,750,000	3,343,309
Romanian Republic 7.2% 5/31/2027	RON	23,000,000	5,250,463
Romanian Republic 7.5% 7/27/2033	RON	6,250,000	1,439,233
TOTAL ROMANIA			29,113,792
SOUTH AFRICA - 6.8%
South African Republic 11.625% 3/31/2053	ZAR	14,000,000	974,159
South African Republic 6.25% 3/31/2036	ZAR	38,500,000	1,827,688
South African Republic 6.5% 2/28/2041	ZAR	117,500,000	5,182,482
South African Republic 7% 2/28/2031	ZAR	73,250,000	4,056,092
South African Republic 8% 1/31/2030	ZAR	39,250,000	2,293,972
South African Republic 8.25% 3/31/2032	ZAR	53,000,000	3,057,830
South African Republic 8.5% 1/31/2037	ZAR	122,000,000	6,734,955
South African Republic 8.75% 1/31/2044	ZAR	58,000,000	3,112,728
South African Republic 8.75% 2/28/2048	ZAR	87,500,000	4,673,975
South African Republic 8.875% 2/28/2035	ZAR	157,250,000	9,128,748
TOTAL SOUTH AFRICA			41,042,629
THAILAND - 4.1%
Kingdom of Thailand 1.585% 12/17/2035	THB	74,000,000	2,139,002
Kingdom of Thailand 1.6% 6/17/2035	THB	174,500,000	5,075,073
Kingdom of Thailand 2% 6/17/2042	THB	46,500,000	1,234,349
Kingdom of Thailand 2.41% 3/17/2035	THB	45,000,000	1,404,091
Kingdom of Thailand 2.7% 6/17/2040	THB	60,000,000	1,818,560
Kingdom of Thailand 2.8% 6/17/2034	THB	44,750,000	1,439,777
Kingdom of Thailand 2.875% 6/17/2046	THB	9,200,000	264,898
Kingdom of Thailand 3.3% 6/17/2038	THB	109,500,000	3,566,987
Kingdom of Thailand 3.35% 6/17/2033	THB	24,900,000	828,745
Kingdom of Thailand 3.39% 6/17/2037	THB	45,000,000	1,508,025
Kingdom of Thailand 3.45% 6/17/2043	THB	132,600,000	4,194,997
Kingdom of Thailand 3.775% 6/25/2032	THB	45,000,000	1,527,575
TOTAL THAILAND			25,002,079
TURKEY - 1.9%
Turkish Republic 10.5% 8/11/2027	TRY	15,250,000	244,669
Turkish Republic 17.3% 7/19/2028	TRY	25,000,000	394,685
Turkish Republic 17.8% 7/13/2033	TRY	18,000,000	250,717
Turkish Republic 26.2% 10/5/2033	TRY	62,000,000	1,183,763
Turkish Republic 31.08% 11/8/2028	TRY	61,750,000	1,239,433
Turkish Republic 36% 8/12/2026	TRY	266,270,000	5,883,758
Turkish Republic 37.84% 7/14/2027	TRY	105,750,000	2,312,958
TOTAL TURKEY			11,509,983
URUGUAY - 0.4%
Uruguay Republic 8.25% 5/21/2031	UYU	6,500,000	165,778
Uruguay Republic 8.5% 3/15/2028 (c)	UYU	51,825,000	1,303,563
Uruguay Republic 9.75% 7/20/2033	UYU	41,930,820	1,142,536
TOTAL URUGUAY			2,611,877
UZBEKISTAN - 0.1%
Republic of Uzbekistan 15.5% 2/25/2028 (c)	UZS	10,270,000,000	888,516
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $488,510,278)			488,088,427

Non-Convertible Corporate Bonds - 3.1%
		Principal Amount (a)	Value ($)
GEORGIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Bank of Georgia JSC 11.5% 11/17/2028 (b)	GEL	3,250,000	1,208,062
MULTI-NATIONAL - 2.9%
Financials - 2.9%
Banks - 2.1%
Corp Andina de Fomento 7.65% 3/5/2031 (c)	INR	150,500,000	1,599,137
European Bank for Reconstruction & Development 6.25% 4/11/2028	INR	710,500,000	7,376,743
Inter-American Development Bank 5.1% 11/17/2026	IDR	5,000,000,000	292,800
Inter-American Development Bank 7% 1/25/2029	INR	245,000,000	2,558,056
Inter-American Development Bank 7.35% 10/6/2030	INR	115,000,000	1,206,013
			13,032,749
Financial Services - 0.8%
IBRD Discount Notes 1.9% 9/25/2029	CNY	11,000,000	1,602,263
IBRD Discount Notes 10% 9/16/2026	KZT	350,000,000	708,331
IBRD Discount Notes 7.05% 7/22/2029	INR	246,500,000	2,556,112
			4,866,706
TOTAL MULTI-NATIONAL			17,899,455
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $20,542,409)			19,107,517

U.S. Treasury Obligations - 0.5%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (f) (Cost $2,987,091)	3.64	3,000,000	2,986,954

Money Market Funds - 14.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $86,992,559)	3.69	86,975,164	86,992,559

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $599,032,337)	597,175,457
NET OTHER ASSETS (LIABILITIES) - 1.6%	9,744,040
NET ASSETS - 100.0%	606,919,497

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	2,192,000	USD	1,502,559	Goldman Sachs Bank USA	5/2026	8,987
BRL	10,193,000	USD	1,907,059	BNP Paribas SA	5/2026	44,060
BRL	8,151,000	USD	1,553,518	JPMorgan Chase Bank NA	5/2026	6,726
BRL	12,212,000	USD	2,341,707	JPMorgan Chase Bank NA	5/2026	(4,116)
CAD	4,256,000	USD	3,118,880	JPMorgan Chase Bank NA	5/2026	(53,895)
CAD	4,274,000	USD	3,146,789	Royal Bank of Canada	5/2026	(68,840)
CNY	7,581,000	USD	1,100,290	Bank of America NA	5/2026	1,706
CNY	7,477,000	USD	1,087,773	Citibank NA	5/2026	(894)
CNY	154,477,000	USD	22,394,462	Goldman Sachs Bank USA	5/2026	60,771
COP	8,311,200,000	USD	2,172,933	BNP Paribas SA	5/2026	65,007
CZK	12,708,000	USD	625,275	Goldman Sachs Bank USA	5/2026	(26,503)
CZK	23,870,000	USD	1,120,603	Goldman Sachs Bank USA	5/2026	4,097
EUR	2,741,000	USD	3,157,940	JPMorgan Chase Bank NA	5/2026	16,592
EUR	1,372,000	USD	1,589,116	JPMorgan Chase Bank NA	5/2026	(113)
EUR	1,257,000	USD	1,488,753	JPMorgan Chase Bank NA	5/2026	(32,939)
GBP	1,158,000	USD	1,528,467	JPMorgan Chase Bank NA	5/2026	4,146
HUF	511,149,000	USD	1,596,255	Bank of America NA	5/2026	(63,771)
HUF	1,589,641,000	USD	4,709,341	Citibank NA	5/2026	56,588
IDR	17,465,600,000	USD	1,029,204	Bank of America NA	5/2026	(2,402)
IDR	16,265,500,000	USD	956,732	Goldman Sachs Bank USA	5/2026	(483)
IDR	7,569,100,000	USD	449,247	Goldman Sachs Bank USA	5/2026	(4,260)
INR	163,709,000	USD	1,763,156	Bank of America NA	5/2026	(19,081)
KZT	437,561,000	USD	859,767	Citibank NA	5/2026	43,954
KZT	783,900,000	USD	1,541,865	Goldman Sachs Bank USA	5/2026	77,171
MXN	27,922,000	USD	1,559,447	BNP Paribas SA	5/2026	(7,099)
MXN	17,934,000	USD	1,002,356	Bank of America NA	5/2026	(5,300)
MXN	18,303,000	USD	1,019,593	Bank of America NA	5/2026	(2,021)
MXN	23,092,000	USD	1,292,298	Goldman Sachs Bank USA	5/2026	(8,478)
MXN	24,678,000	USD	1,364,898	JPMorgan Chase Bank NA	5/2026	7,097
MXN	50,965,000	USD	2,827,063	Royal Bank of Canada	5/2026	6,381
MXN	16,129,000	USD	931,011	State Street Bank & Trust Co	5/2026	(34,305)
MYR	6,437,000	USD	1,648,104	Goldman Sachs Bank USA	5/2026	(56,224)
MYR	10,915,000	USD	2,791,560	Goldman Sachs Bank USA	5/2026	(92,265)
MYR	126,233,000	USD	32,196,547	Goldman Sachs Bank USA	5/2026	(978,940)
MYR	3,989,000	USD	1,008,214	Goldman Sachs Bank USA	5/2026	(21,729)
NOK	15,044,000	USD	1,556,796	Bank of America NA	5/2026	(3,503)
NZD	5,272,000	USD	3,123,706	JPMorgan Chase Bank NA	5/2026	(89,717)
PHP	91,523,000	USD	1,587,150	JPMorgan Chase Bank NA	5/2026	(80,645)
PLN	10,341,000	USD	2,821,494	Bank of America NA	5/2026	(36,102)
PLN	6,334,000	USD	1,791,315	Bank of America NA	5/2026	(85,225)
PLN	6,008,000	USD	1,617,965	Canadian Imperial Bank of Commerce	5/2026	315
PLN	4,476,000	USD	1,252,882	Goldman Sachs Bank USA	5/2026	(47,252)
PLN	4,484,000	USD	1,254,437	Goldman Sachs Bank USA	5/2026	(46,652)
RON	5,955,000	USD	1,386,717	Bank of America NA	5/2026	(39,740)
RON	1,406,000	USD	326,209	Goldman Sachs Bank USA	5/2026	(8,182)
SEK	14,287,000	USD	1,504,331	Goldman Sachs Bank USA	5/2026	8,168
THB	78,205,000	USD	2,448,804	JPMorgan Chase Bank NA	5/2026	(39,248)
THB	867,446,000	USD	27,966,828	JPMorgan Chase Bank NA	5/2026	(1,240,149)
USD	1,527,212	AUD	2,192,000	State Street Bank & Trust Co	5/2026	15,666
USD	3,395,461	BRL	17,968,000	Goldman Sachs Bank USA	5/2026	(43,928)
USD	4,740,366	CAD	6,415,000	BNP Paribas SA	5/2026	120,562
USD	1,561,908	CAD	2,115,000	JPMorgan Chase Bank NA	5/2026	38,777
USD	3,158,910	CNY	21,787,000	Goldman Sachs Bank USA	5/2026	(8,113)
USD	1,409,012	COP	5,250,500,000	Citibank NA	5/2026	(4,780)
USD	1,637,237	EUR	1,411,000	BNP Paribas SA	5/2026	3,065
USD	7,917,781	EUR	6,620,000	JPMorgan Chase Bank NA	5/2026	250,725
USD	1,563,223	EUR	1,312,000	JPMorgan Chase Bank NA	5/2026	43,710
USD	1,532,751	GBP	1,158,000	JPMorgan Chase Bank NA	5/2026	138
USD	1,410,305	HUF	480,110,000	Bank of America NA	5/2026	(29,121)
USD	594,913	HUF	189,369,000	Goldman Sachs Bank USA	5/2026	27,162
USD	2,046,700	HUF	671,437,000	Goldman Sachs Bank USA	5/2026	33,653
USD	1,488,083	IDR	25,034,700,000	BNP Paribas SA	5/2026	16,293
USD	1,307,207	INR	123,241,000	Bank of America NA	5/2026	(5,742)
USD	3,270,993	MXN	58,361,000	JPMorgan Chase Bank NA	5/2026	26,363
USD	1,539,129	MXN	26,667,000	State Street Bank & Trust Co	5/2026	56,554
USD	1,695,522	MYR	6,777,000	Goldman Sachs Bank USA	5/2026	19,560
USD	2,137,718	MYR	8,320,000	Goldman Sachs Bank USA	5/2026	80,170
USD	2,802,724	MYR	11,073,000	Goldman Sachs Bank USA	5/2026	64,354
USD	1,573,401	NOK	15,044,000	BNP Paribas SA	5/2026	20,108
USD	1,586,212	NZD	2,672,000	BNP Paribas SA	5/2026	48,500
USD	1,571,902	NZD	2,600,000	Bank of America NA	5/2026	75,626
USD	1,531,428	NZD	2,633,000	Bank of America NA	5/2026	16,161
USD	1,540,869	NZD	2,634,000	Bank of America NA	5/2026	25,026
USD	1,564,469	PHP	91,523,000	Goldman Sachs Bank USA	5/2026	57,964
USD	1,372,198	PLN	5,059,000	BNP Paribas SA	5/2026	9,535
USD	441,704	PLN	1,616,000	Goldman Sachs Bank USA	5/2026	6,428
USD	1,775,847	PLN	6,334,000	Goldman Sachs Bank USA	5/2026	69,757
USD	1,506,769	PLN	5,472,000	Goldman Sachs Bank USA	5/2026	32,863
USD	1,472,609	PLN	5,465,000	Goldman Sachs Bank USA	5/2026	588
USD	1,516,564	SEK	14,287,000	Goldman Sachs Bank USA	5/2026	4,065
USD	1,556,810	THB	48,603,000	JPMorgan Chase Bank NA	5/2026	59,315
USD	2,572,159	THB	79,575,000	JPMorgan Chase Bank NA	5/2026	120,392
USD	1,171,911	THB	36,476,000	JPMorgan Chase Bank NA	5/2026	48,058
USD	1,559,613	THB	50,948,000	JPMorgan Chase Bank NA	5/2026	(10,134)
USD	1,621,400	THB	51,531,000	JPMorgan Chase Bank NA	5/2026	33,690
USD	2,573,709	THB	82,081,000	JPMorgan Chase Bank NA	5/2026	44,730
USD	1,572,661	ZAR	25,598,000	BNP Paribas SA	5/2026	64,686
USD	625,428	ZAR	10,570,000	Royal Bank of Canada	5/2026	2,751
ZAR	44,976,000	USD	2,693,155	State Street Bank & Trust Co	5/2026	(43,625)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(1,396,755)
Unrealized Appreciation						1,948,761
Unrealized Depreciation						(3,345,516)

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Republic Peso
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
GEL	-	Georgia Lari
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
RON	-	Romanian Leu
SEK	-	Swedish Krona
THB	-	Thai Baht
TRY	-	New Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguay Peso
UZS	-	Uzbekistan Sum
ZAR	-	South African Rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,300,748 or 1.7% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $19,531,915 or 3.2% of net assets.

(d)	Zero coupon bond which is issued at a discount.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $1,655,768.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	74,234,299	62,391,232	49,632,972	574,257	(1,955)	1,955	86,992,559	86,975,164	0.1%
Total	74,234,299	62,391,232	49,632,972	574,257	(1,955)	1,955	86,992,559

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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